Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill
Schedule of goodwill in acquisitions of subsidiaries

	2023	2022
Interconexión Eléctrica S.A. E.S.P. (1)	3,252,388	3,755,835
Oleoducto Central S.A.S.	683,496	683,496
Hocol Petroleum Ltd.	537,598	537,598
Invercolsa S.A.	434,357	434,357
Andean Chemical Ltd	127,812	127,812
Esenttia S.A.	108,137	108,137
	5,143,788	5,647,235
Less impairment Hocol Petroleum Ltd.	(297,121)	(297,121)
	4,846,667	5,350,114

(1)The variations correspond to the effect of currency translation applied on the goodwill in origin currency.